Trade Accounts Payable, Other Current Liabilities and Non-Current Liabilities - Changes in Consolidated Other Current and Non-current Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Balance at beginning of period	$ 1,656	$ 1,341
Additions or increase in estimates	395	532
Releases or decrease in estimates	(318)	(314)
Accretion expense	53	42
Foreign currency translation	(6)	55
Balance at end of period	1,780	1,656
Current provisions	399	492
Other non-current liabilities	1,381	1,164
Asset retirement obligations [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	573
Additions or increase in estimates	63
Releases or decrease in estimates	(12)
Accretion expense	38
Foreign currency translation	26
Balance at end of period	688	573
Current provisions	125
Other non-current liabilities	563
Environmental liabilities [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	279
Additions or increase in estimates	6
Releases or decrease in estimates	(52)
Accretion expense	0
Foreign currency translation	(5)
Balance at end of period	228	279
Current provisions	25
Other non-current liabilities	203
Legal proceedings provision [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	105
Additions or increase in estimates	45
Releases or decrease in estimates	(41)
Accretion expense	0
Foreign currency translation	(8)
Balance at end of period	101	105
Current provisions	6
Other non-current liabilities	95
Valuation derivative instruments [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	95
Additions or increase in estimates	123
Releases or decrease in estimates	(118)
Accretion expense	0
Foreign currency translation	0
Balance at end of period	100	95
Current provisions	0
Other non-current liabilities	100
Other liabilities and provisions [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	604
Additions or increase in estimates	158
Releases or decrease in estimates	(95)
Accretion expense	15
Foreign currency translation	(19)
Balance at end of period	663	$ 604
Current provisions	243
Other non-current liabilities	$ 420